CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities
Net income	$ 3,926	¥ 25,424	¥ 20,107	¥ 63,656
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,779	11,522	14,381	16,175
Share-based compensation	1,965	12,730	9,562	10,428
Foreign currency exchange (income)/loss , net	(56)	(361)	1,361	(1,935)
Deferred taxation	612	3,966	(3,427)	3,533
Loss from disposal of property, plant , equipment and intangible assets	371	2,402	218	5
Dividend income from available-for-sale securities	(98)	(633)	(482)	(186)
Changes in operating assets and liabilities:
Accounts receivable, net	(634)	(4,104)	(3,772)	6,115
Prepaid expenses and other assets	(24,416)	(158,165)	(44,687)	20,901
Deferred revenue	945	6,124	63,260	15,187
Accounts payable	(390)	(2,525)	15,071	4,458
Accrued expenses and other current liabilities	23,540	152,490	8,795	18,887
Income tax payable	74	477	(3,189)	9,743
Net cash provided by operating activities	7,618	49,347	77,198	166,967
Cash flows from investing activities
Purchase of short-term deposits	(3,087)	(20,000)	(239,466)	(326,299)
Maturity of short-term deposits	36,967	239,466	336,299	233,025
Purchase of property, plant and equipment	(699)	(4,525)	(5,541)	(18,168)
Purchase of intangible assets				(305)
Proceeds from disposal of property, plant and equipment			14
Purchase of available-for-sale securities	(50,171)	(325,000)	(10,000)
Investment in equity investee			(11,048)
Net cash (used in)/provided by investing activities	(16,990)	(110,059)	70,258	(111,747)
Cash flows from financing activities
Issuance of ordinary shares upon exercise of share options, net of issuance cost	1,293	8,377	8,704	8,109
Payment of dividend to ordinary shareholders			(165,951)	(48,246)
Repurchase of ordinary shares	(263)	(1,703)	(26,380)	(33,097)
Deposit from Baihe related to the proposed privatization	23,156	150,000
Net cash (used in)/provided by financing activities	24,186	156,674	(183,627)	(73,234)
Effect of exchange rate changes on cash and cash equivalents	723	4,681	415	(7,082)
Net (decrease)/increase in cash and cash equivalents	15,537	100,643	(35,756)	(25,096)
Cash and cash equivalents at beginning of year	30,389	196,857	232,613	257,709
Cash and cash equivalents at end of year	45,926	297,500	196,857	232,613
Supplemental disclosure of cash flow information
Income tax paid	$ (640)	¥ (4,143)	¥ (9,623)	¥ (1,115)